UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     $25,448



List of Other Included Managers:


No.   13F File Number        Name


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
                                                  C>
                                                     MKT VALUE TOTAL #      PUT/CALL INVSTMT    OTHER
NAME OF ISSUER                     CLASS CUSIP NO   (x$1000)   OF SHARES  SH         DSCRETN   MANAGERS

AT&T INC                           COM   00206R102          527    18,875 SH        DEFINED            0
ALCOA INC                          COM   013817101          380    16,849 SH        DEFINED            0
AON CORP                           COM   037389103          805    17,897 SH        DEFINED            0
BANK OF AMERICA CORP               COM   060505104          517    14,785 SH        DEFINED            0
BRISTOL-MYERS SQUIBB CO            COM   110122108          835    40,065 SH        DEFINED            0
CADBURY PLC SPONSORED ADR          COM   12721E102          542    13,249 SH        DEFINED            0
DTE ENERGY CO                      COM   233331107          881    21,965 SH        DEFINED            0
DELL INC                           COM   24702R101          719    43,655 SH        DEFINED            0
DOW CHEMICAL CO                    COM   260543103          651    20,495 SH        DEFINED            0
EMERSON ELECTRIC COMPANY           COM   291011104          832    20,400 SH        DEFINED            0
GENERAL ELECTRIC COMPANY           COM   369604103         1155    45,285 SH        DEFINED            0
HONEYWELL INTERNATIONAL INC        COM   438516106          301     7,253 SH        DEFINED            0
INTEL CORPORATION                  COM   458140100          900    48,070 SH        DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM   459200101          878     7,505 SH        DEFINED            0
JOHNSON & JOHNSON                  COM   478160104         1218    17,580 SH        DEFINED            0
KIMBERLY CLARK                     COM   494368103          917    14,140 SH        DEFINED            0
KROGER COMPANY                     COM   501044101          847    30,840 SH        DEFINED            0
MARSH & MCLENNAN COS INC           COM   571748102         1066    33,565 SH        DEFINED            0
MICROSOFT CORP                     COM   594918104          826    30,950 SH        DEFINED            0
MOTOROLA INC                       COM   620076109          537    75,280 SH        DEFINED            0
NESTLE SA SPNSRD ADR REP RG SH     COM   641069406          996    23,158 SH        DEFINED            0
PFIZER INC                         COM   717081103          933    50,600 SH        DEFINED            0
SPDR TRUST UNIT SER 1              COM   78462F103          577     4,975 SH        DEFINED            0
SARA LEE CORP                      COM   803111103          506    40,056 SH        DEFINED            0
SEAGATE TECHNOLOGY                 COM   G7945J104          485    40,025 SH        DEFINED            0
SPRINT NEXTEL CORP                 COM   852061100          930   152,390 SH        DEFINED            0
SYSCO CORP                         COM   871829107          708    22,950 SH        DEFINED            0
TIME WARNER INC                    COM   887317105          706    53,830 SH        DEFINED            0
UNITEDHEALTH GROUP INC             COM   91324P102          356    14,015 SH        DEFINED            0
VANGUARD CONSUMER STAPLE ETF       COM   92204A207          336     4,945 SH        DEFINED            0
VANGUARD FINANCIALS ETF            COM   92204A405          360     9,155 SH        DEFINED            0
VERIZON COMMUNICATIONS             COM   92343V104          841    26,222 SH        DEFINED            0
WELLPOINT INC                      COM   94973V107          630    13,460 SH        DEFINED            0
WELLS FARGO & CO (NEW)             COM   949746101          927    24,711 SH        DEFINED            0
WYETH CORP                         COM   983024100          821    22,236 SH        DEFINED            0

